Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.7%
Aerospace & Defense – 2.8%
BWX Technologies Inc	709,287	$35,726,786
L3Harris Technologies Inc	90,092	18,723,820
		54,450,606
Auto Components – 1.9%
Aptiv PLC*	223,318	17,465,701
Autoliv Inc	287,270	19,140,800
		36,606,501
Banks – 7.2%
Citizens Financial Group Inc	787,165	27,046,989
Fifth Third Bancorp	377,174	12,054,481
First Horizon National Corp	969,891	22,210,504
Regions Financial Corp	1,274,785	25,584,935
Synovus Financial Corp	508,711	19,081,750
Webster Financial Corp	422,657	19,104,096
Zions Bancorp NA	273,336	13,901,869
		138,984,624
Building Products – 1.9%
Armstrong World Industries Inc	229,498	18,183,127
Fortune Brands Home & Security Inc	326,626	17,536,550
		35,719,677
Capital Markets – 1.6%
State Street Corp	502,487	30,556,234
Chemicals – 4.8%
Axalta Coating Systems Ltd*	987,594	20,798,730
Corteva Inc	717,389	40,998,781
FMC Corp	123,302	13,033,021
Westlake Chemical Corp	213,725	18,568,428
		93,398,960
Commercial Services & Supplies – 2.2%
Waste Connections Inc	309,768	41,858,950
Communications Equipment – 0.9%
F5 Networks Inc*	120,653	17,462,109
Construction Materials – 1.1%
Martin Marietta Materials Inc	66,856	21,533,649
Containers & Packaging – 1.4%
Graphic Packaging Holding Co	1,355,216	26,751,964
Electric Utilities – 4.2%
Alliant Energy Corp	774,467	41,039,006
Entergy Corp	401,737	40,426,794
		81,465,800
Electrical Equipment – 3.4%
Acuity Brands Inc	186,976	29,443,111
AMETEK Inc	327,104	37,096,865
		66,539,976
Electronic Equipment, Instruments & Components – 1.5%
Vontier Corp	1,242,875	20,768,441
Zebra Technologies Corp*	32,161	8,426,504
		29,194,945
Energy Equipment & Services – 1.8%
Baker Hughes Co	1,654,786	34,684,315
Entertainment – 3.8%
Activision Blizzard Inc	421,187	31,311,042
Take-Two Interactive Software Inc*	266,882	29,090,138
Warner Bros Discovery Inc*	1,157,291	13,308,847
		73,710,027
Equity Real Estate Investment Trusts (REITs) – 8.0%
Alexandria Real Estate Equities Inc	162,697	22,808,492
Apple Hospitality Inc	2,206,884	31,028,789
Equity LifeStyle Properties Inc	859,204	53,992,379
Lamar Advertising Co	256,378	21,148,621
STAG Industrial Inc	202,949	5,769,840
Weyerhaeuser Co	663,093	18,937,936
		153,686,057
Food & Staples Retailing – 2.3%
Casey's General Stores Inc	216,458	43,837,074
Food Products – 2.8%
Kellogg Co	310,395	21,622,116

Shares or Principal Amounts		Value
Common Stocks– (continued)
Food Products– (continued)
Lamb Weston Holdings Inc	421,773	$32,636,795
		54,258,911
Health Care Equipment & Supplies – 3.1%
Envista Holdings Corp*	805,956	26,443,416
Globus Medical Inc*	556,653	33,159,819
		59,603,235
Health Care Providers & Services – 7.0%
Cardinal Health Inc	490,335	32,695,538
Henry Schein Inc*	464,159	30,527,737
Humana Inc	43,435	21,074,228
Laboratory Corp of America Holdings	243,651	49,902,161
		134,199,664
Industrial Conglomerates – 1.5%
Carlisle Cos Inc	104,939	29,425,945
Information Technology Services – 1.4%
Global Payments Inc	254,291	27,476,143
Insurance – 7.4%
Globe Life Inc	312,777	31,183,867
Hartford Financial Services Group Inc	704,410	43,631,155
Reinsurance Group of America Inc	233,937	29,431,614
RenaissanceRe Holdings Ltd	270,999	38,045,550
		142,292,186
Life Sciences Tools & Services – 1.3%
Agilent Technologies Inc	201,210	24,457,076
Machinery – 1.5%
Lincoln Electric Holdings Inc	229,495	28,852,111
Media – 1.1%
Fox Corp - Class B	720,868	20,544,738
Metals & Mining – 0.4%
Freeport-McMoRan Inc	288,147	7,875,058
Multi-Utilities – 1.1%
DTE Energy Co	182,309	20,974,650
Oil, Gas & Consumable Fuels – 4.1%
Cabot Oil & Gas Corp	1,794,780	46,879,654
Pioneer Natural Resources Co	149,330	32,334,425
		79,214,079
Road & Rail – 1.0%
Canadian Pacific Railway Ltd	291,534	19,451,148
Semiconductor & Semiconductor Equipment – 2.8%
Lam Research Corp	28,740	10,518,840
Microchip Technology Inc	376,047	22,950,148
Teradyne Inc	280,405	21,072,436
		54,541,424
Software – 2.3%
Black Knight Inc*	394,553	25,539,416
Synopsys Inc*	59,875	18,292,411
		43,831,827
Specialty Retail – 5.4%
AutoZone Inc*	17,081	36,586,306
Bath & Body Works Inc	433,459	14,130,763
Burlington Stores Inc*	216,131	24,182,898
O'Reilly Automotive Inc*	41,393	29,113,767
		104,013,734
Trading Companies & Distributors – 2.7%
GATX Corp	256,565	21,846,510
MSC Industrial Direct Co Inc	416,730	30,342,111
		52,188,621
Total Common Stocks (cost $1,537,373,335)		1,883,642,018
Repurchase Agreements– 2.3%
ING Financial Markets LLC, Joint repurchase agreement, 2.9500%, dated 9/30/22, maturing 10/3/22 to be repurchased at $18,804,622 collateralized by $20,169,556 in U.S. Treasuries 0% - 5.3750%, 10/20/22 - 5/15/52 with a value of $19,180,720	$18,800,000	18,800,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 2.9100%, dated 9/30/22, maturing 10/3/22 to be repurchased at $25,006,063 collateralized by $26,541,834 in U.S. Treasuries 0% - 3.3750%, 10/6/22 - 11/15/45 with a value of $25,506,185	25,000,000	25,000,000
Total Repurchase Agreements (cost $43,800,000)		43,800,000
Total Investments (total cost $1,581,173,335) – 100.0%		1,927,442,018
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(730,768)
Net Assets – 100%		$1,926,711,250

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,888,850,070	98.0%
Canada	19,451,148	1.0
Sweden	19,140,800	1.0

Total	$1,927,442,018	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,883,642,018	$-	$-
Repurchase Agreements	-	43,800,000	-
Total Assets	$1,883,642,018	$43,800,000	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70284 11-22